Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net income	$ 100,143	$ 17,656	$ 71,915
Other comprehensive income:
Unrealized net gain on qualifying cash flow hedging instruments (note 12)	696	0	6
Realized net loss on qualifying cash flow hedging instruments (note 12)		0	52
Other comprehensive income	696		58
Comprehensive income	100,839	17,656	71,973
Non-controlling interest in comprehensive income	13,911	10,503	(19,089)
General and limited partners' interest in comprehensive income	48,219	(3,722)	86,037
Dropdown Predecessor [Member]
Net income	10,100		(2,225)
Preferred Units [Member]
Net income	$ 28,609	$ 10,875	$ 7,250